Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 118,000,000	$ 279,000,000
Other Temporary Investments	353,000,000	324,000,000
Fuel	701,000,000	844,000,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	5,470,000,000	3,945,000,000
Accumulated Depreciation and Amortization	19,288,000,000	18,691,000,000
Current Liabilities
Long-term Debt Due Within One Year	1,549,000,000	2,171,000,000
Noncurrent Liabilities
Long-term Debt	16,828,000,000	15,586,000,000
Equity
Common Stock, Par Value Per Share	$ 6.50	$ 6.50
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	508,113,964	506,004,962
Treasury Stock, Shares	20,336,592	20,336,592
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,745,000	3,576,000
Fuel	191,811,000	185,813,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	357,517,000	373,327,000
Accumulated Depreciation and Amortization	3,617,990,000	3,196,639,000
Current Liabilities
Long-term Debt Due Within One Year	342,360,000	574,679,000
Noncurrent Liabilities
Long-term Debt	3,765,997,000	3,127,763,000
Equity
Common Stock, No Par Value
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	1,317,000	1,562,000
Fuel	53,807,000	53,406,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	1,421,361,000	725,313,000
Accumulated Depreciation and Amortization	3,299,349,000	3,232,135,000
Current Liabilities
Long-term Debt Due Within One Year	294,845,000	203,953,000
Noncurrent Liabilities
Long-term Debt	1,744,171,000	1,853,713,000
Equity
Common Stock, No Par Value
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	107,143,000	119,890,000
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	3,004,000	3,640,000
Fuel	0	328,840,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	364,573,000	571,154,000
Accumulated Depreciation and Amortization	1,973,042,000	5,242,805,000
Current Liabilities
Long-term Debt Due Within One Year	438,595,000	856,000,000
Noncurrent Liabilities
Long-term Debt	2,296,580,000	2,804,440,000
Equity
Common Stock, No Par Value
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Public Service Co of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1,277,000	1,367,000
Fuel	15,191,000	22,085,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	393,026,000	210,549,000
Accumulated Depreciation and Amortization	1,323,522,000	1,278,941,000
Current Liabilities
Long-term Debt Due Within One Year	34,115,000	764,000
Noncurrent Liabilities
Long-term Debt	965,695,000	949,107,000
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	17,241,000	2,036,000
Fuel	122,026,000	134,234,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	869,230,000	688,254,000
Accumulated Depreciation and Amortization	2,391,652,000	2,284,258,000
Current Liabilities
Long-term Debt Due Within One Year	3,250,000	3,250,000
Noncurrent Liabilities
Long-term Debt	2,040,082,000	2,042,978,000
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Cash and Cash Equivalents	15,827,000
Fuel	37,518,000	42,084,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	291,556,000	287,032,000
Accumulated Depreciation and Amortization	134,282,000	116,597,000
Subsidiaries [Member]
Current Assets
Other Temporary Investments	335,000,000	311,000,000
Current Liabilities
Long-term Debt Due Within One Year	416,000,000	367,000,000
Noncurrent Liabilities
Long-term Debt	$ 2,532,000,000	$ 2,227,000,000